Supplementary Oil And Gas Information (Net Proved Reserves) (Details) MMcf in Thousands	12 Months Ended
	Dec. 31, 2015 MMBbls MMcf	Dec. 31, 2014 MMBbls MMcf	Dec. 31, 2013 MMBbls MMcf	Dec. 31, 2015 MMBbls MMcf	Dec. 31, 2014 MMBbls MMcf	Dec. 31, 2013 MMBbls MMcf
Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year | MMcf	5,494	7,852	8,792
Revisions of previous estimates | MMcf	(1,144)	(261)	(618)
Extensions and discoveries | MMcf	472	879	981
Purchase of reserves in place | MMcf		240	7
Sale of reserves in place | MMcf	(1,163)	(2,358)	(296)
Production | MMcf	(596)	(858)	(1,014)
End of year | MMcf	3,064	5,494	7,852
Developed | MMcf				2,223	3,887	5,363
Undeveloped | MMcf				841	1,607	2,489
Total | MMcf	5,494	7,852	8,792	3,064	5,494	7,852
Oil [Member]
Reserve Quantities [Line Items]
Beginning of year	205.0	77.3	59.0
Revisions of previous estimates	(74.6)	(7.7)	1.4
Extensions and discoveries	68.4	26.1	25.8
Purchase of reserves in place		148.2	0.5
Sale of reserves in place	(2.8)	(20.8)
Production	(31.8)	(18.0)	(9.4)
End of year	164.3	205.0	77.3
Developed				96.6	120.5	47.6
Undeveloped				67.7	84.5	29.7
Total	205.0	77.3	59.0	164.3	205.0	77.3
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Beginning of year	156.7	143.5	151.0
Revisions of previous estimates	(55.9)	8.3	(25.7)
Extensions and discoveries	44.7	31.1	30.0
Purchase of reserves in place		53.0	0.1
Sale of reserves in place	(4.0)	(65.4)	(1.6)
Production	(16.9)	(13.6)	(10.3)
End of year	124.5	156.7	143.5
Developed				69.5	85.0	68.7
Undeveloped				55.0	71.7	74.8
Total	156.7	143.5	151.0	124.5	156.7	143.5
Canada [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year | MMcf	3,229	3,975	4,550
Revisions of previous estimates | MMcf	(801)	250	(256)
Extensions and discoveries | MMcf	313	385	499
Purchase of reserves in place | MMcf		6
Sale of reserves in place | MMcf	(434)	(885)	(295)
Production | MMcf	(354)	(503)	(523)
End of year | MMcf	1,952	3,229	3,975
Developed | MMcf				1,295	2,282	2,744
Undeveloped | MMcf				657	947	1,231
Total | MMcf	3,229	3,975	4,550	1,952	3,229	3,975
Canada [Member] | Oil [Member]
Reserve Quantities [Line Items]
Beginning of year	10.9	22.8	13.0
Revisions of previous estimates	(0.9)	(5.0)	2.6
Extensions and discoveries		4.7	11.5
Sale of reserves in place	(1.6)	(6.6)
Production	(2.0)	(5.0)	(4.3)
End of year	6.4	10.9	22.8
Developed				5.0	8.2	16.5
Undeveloped				1.3	2.8	6.3
Total	10.9	22.8	13.0	6.4	10.9	22.8
Canada [Member] | Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Beginning of year	66.6	87.4	88.6
Revisions of previous estimates	(14.8)	10.9	(9.6)
Extensions and discoveries	19.8	22.3	16.7
Purchase of reserves in place		0.1
Sale of reserves in place	(0.4)	(45.5)	(1.5)
Production	(8.3)	(8.6)	(6.8)
End of year	62.8	66.6	87.4
Developed				31.8	31.6	44.6
Undeveloped				31.0	34.9	42.8
Total	66.6	87.4	88.6	62.8	66.6	87.4
United States [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year | MMcf	2,265	3,877	4,242
Revisions of previous estimates | MMcf	(342)	(511)	(362)
Extensions and discoveries | MMcf	159	493	482
Purchase of reserves in place | MMcf		234	7
Sale of reserves in place | MMcf	(728)	(1,473)	(1)
Production | MMcf	(241)	(355)	(491)
End of year | MMcf	1,112	2,265	3,877
Developed | MMcf				928	1,606	2,619
Undeveloped | MMcf				184	660	1,258
Total | MMcf	2,265	3,877	4,242	1,112	2,265	3,877
United States [Member] | Oil [Member]
Reserve Quantities [Line Items]
Beginning of year	194.1	54.5	46.0
Revisions of previous estimates	(73.6)	(2.7)	(1.2)
Extensions and discoveries	68.4	21.4	14.3
Purchase of reserves in place		148.2	0.5
Sale of reserves in place	(1.2)	(14.2)
Production	(29.7)	(13.1)	(5.1)
End of year	157.9	194.1	54.5
Developed				91.6	112.3	31.1
Undeveloped				66.3	81.8	23.4
Total	194.1	54.5	46.0	157.9	194.1	54.5
United States [Member] | Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Beginning of year	90.2	56.1	62.4
Revisions of previous estimates	(41.1)	(2.6)	(16.1)
Extensions and discoveries	24.9	8.8	13.3
Purchase of reserves in place		52.9	0.1
Sale of reserves in place	(3.6)	(20.0)	(0.1)
Production	(8.6)	(5.0)	(3.5)
End of year	61.7	90.2	56.1
Developed				37.8	53.4	24.1
Undeveloped				24.0	36.8	32.0
Total	90.2	56.1	62.4	61.7	90.2	56.1
Change Due to Change in Prices [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates | MMcf	(1,106)		2,233
Change Due to Change in Prices [Member] | Oil [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	(59.9)
Change Due to Change in Prices [Member] | Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	(52.6)
Change Due to Undeveloped Reserve Bookings[Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates | MMcf		(520)	(2,872)